Right of use assets and Lease liabilities	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure of leases [text block]
Note 22 Right of use assets and Lease liabilities

The Company has implemented IFRS 16 as of January 1, 2019.  This means recognizing the right of use assets for the goods subject to operating lease contracts and a liability equivalent to the present value of the payment associated with the contract.

Considerations:

-

Identification of the asset for right of use: As part of the contract review and analysis process, the Company identified assets by right of use associated with identifiable and non-substitutable lease contracts, which were classified under the item Right of use assets.

-

The Company mainly has warehouses, offices, vehicles and land leased contracts.

-

Interest rate used for the measurement of the financial liability: The Company determined the interest rate based on the currency and the term of the lease contracts. The average incremental borrowing interest rate applied to lease liabilities used is 3.2%.

-

Term of the contract: The Company evaluated the lease clauses, market conditions, costs related to the termination of the contract and early cancellation.

Other considerations:

1)

During the initial measurement of lease agreements, the Company applied exemptions for leases with remaining terms less than 12 months and leases with a value lower than US$ 5,000 (ThCh$ 3,747) as of January 1, 2019. These leases have been considered as short term, therfore no right of use asset or lease liability has been recognized.

2)

The Company excluded initial direct costs from measuring the right of use asset at the date of initial application.

3)

The Company analyzed the lease terms on a case-by-case basis, in those with an option to extend or terminate the lease.

For leases previously classified as financial leases, the Company recognized the carrying amount of the lease assets and the lease liabilities immediately before the transition as the carrying amount of the assets for the right to use and the lease liabilities on the date of the initial lease recognition.

As a consequence of the aformentioned, the Company recorded the right of use asset under the item Right of use assets, and Current and Non-Current Lease liability in the Consolidated Financial Statements. Also
,
it has modified the nature of the lease expenses, eliminating the operating expense offset by the expense of depreciation and a financial cost. The short-term and low-value leases are still going through the Consolidated Financial Statement of Income. Finally, the presentation in the Consolidated Statement of Cash Flows was modified. The main portion of lease payments are presented in cash flow from financing activities and the interest associated to leases are presented in cash flow from operating activities.

Right of use assets

The net book value of lands, buildings, machinery, fixtures and accessories, and other property, plant and equipment corresponds to financial lease contracts. The movement for assets by right of use is as follows:

	Land and buildings	Machinery	Fixtures and accessories	Other properties, plants and equipment	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2019
Historic cost	29,108,420	2,340,290	1,372,250	106,024	32,926,984
Accumulated depreciation	(1,334,818)	(181,824)	-	(6,095)	(1,522,737)
Book Value	27,773,602	2,158,466	1,372,250	99,929	31,404,247
Transfers	(1,714,780)	(8,750)	-	-	(1,723,530)
Conversion effect historic cost	4,767	-	(4,476)	1,495	1,786
Depreciation	(3,238,106)	(1,492,314)	(507,315)	(35,096)	(5,272,831)
Conversion effect depreciation	124	-	1,881	147	2,152
Others increase (decreased) (1)	575,323	774,698	43,132	(856)	1,392,297
Changes	(4,372,672)	(726,366)	(466,778)	(34,310)	(5,600,126)
Book Value	23,400,930	1,432,100	905,472	65,619	25,804,121
As of January 1, 2020
Historic cost	28,320,416	3,105,625	1,410,382	106,596	32,943,019
Accumulated depreciation	(4,919,486)	(1,673,525)	(504,910)	(40,977)	(7,138,898)
Book Value	23,400,930	1,432,100	905,472	65,619	25,804,121

As of December 31, 2020
Additions	1,343,077	2,297,702	1,263,506	48,396	4,952,681
Transfers	-	-	-	(42,913)	(42,913)
Conversion effect historic cost	(694,912)	(754,855)	(5,873)	(13,623)	(1,469,263)
Depreciation	(3,940,998)	(1,136,226)	(696,217)	(38,069)	(5,811,510)
Conversion effect depreciation	318,175	438,803	2,770	9,857	769,605
Others increase (decreased) (1)	1,032,591	331,524	47,156	-	1,411,271
Additions of right of use assets	(579,026)	-	-	-	(579,026)
Depreciation of right of use assets	44,386	-	-	-	44,386
Changes	(2,476,707)	1,176,948	611,342	(36,352)	(724,769)
Book Value	20,924,223	2,609,048	1,516,814	29,267	25,079,352
As of December 31, 2020
Historic cost	29,484,749	5,304,754	2,700,905	92,430	37,582,838
Accumulated depreciation	(8,560,526)	(2,695,706)	(1,184,091)	(63,163)	(12,503,486)
Book Value	20,924,223	2,609,048	1,516,814	29,267	25,079,352
(1)

It corresponds mainly to the financial effect of the application of IAS 29 “Financial Information in Hyperinflationary Economies.

Lease liabilities

Lease libialities that accrue interest classified by type of obligation and by their classification in the Consolidated Statement of Financial Position are the following:

	As of December 31, 2020		As of December 31, 2019
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Leases liabilities (1)	4,934,639	27,200,272	4,857,097	28,213,259
Total	4,934,639	27,200,272	4,857,097	28,213,259
(1)

See
Note 5 - Risk administration.

The most significant financial lease agreements are as follows:

CCU S.A.

In December, 2004, the Company sold a piece of land previously classified as investment property. As part of the transaction, the Company leased eleven floors of a building under construction on the mentioned piece of land.

The building was completed during 2007, and on June 28, 2007, the Company entered into a 25-years lease agreement with Compañía de Seguros de Vida Consorcio Nacional de Seguros S.A., for a total amount of UF 688,635.63 with an annual interest rate of 7.07%. The current value of the agreement amounted to ThCh$ 10,403,632 as of December 31, 2007. The agreement also grants CCU the right or option to acquire the assets contained in the agreement (real estate, furniture and facilities) as from month 68 of the lease. The lease rentals committed are according to the conditions prevailing in the market.

At the time of sale, the Company recognized ThCh$ 3,108,950 as a gain for the building portion not leased by the Company and ThCh$ 2,276,677 as a liability that was deferred until completion of the building. At this time, the Company recorded the transaction as a financial lease.

On February 28, 2018, the Company carried out an amendment to the contract with Compañía de Seguros de Vida Consorcio Nacional de Seguros S.A., recording a balance debt of UF 608,375, with 3.95% annual interest and maturity on February 5, 2048.

The book value, nominal value, and interest rates of these lease liabilities are as follows:

Current lease liabilities

As of December 31, 2020

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Curren cy	0 to 3 months	3 months to 1 year	Total	Type of Amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Lease liabilities
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	23,155	69,637	92,792	Monthly	2.14
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	98,975	302,102	401,077	Monthly	3.95
Subtotal							122,130	371,739	493,869
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	197,593	561,775	759,368	Monthly	0.05
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	26,518	79,554	106,072	Monthly	0.01
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	535,711	1,534,451	2,070,162	Monthly	0.18
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	134,975	404,922	539,897	Monthly	0.04
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	58,040	77,662	135,702	Monthly	62.00
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	279,758	501,856	781,614	Monthly	10.00
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UI	8,960	11,947	20,907	Monthly	0.05
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	10,143	16,905	27,048	Monthly	0.13
Subtotal (leases IFRS )							1,251,698	3,189,072	4,440,770
Total							1,373,828	3,560,811	4,934,639
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of Amortizatio n
							ThCh$	ThCh$	ThCh$
Lease liabilities
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	24,791	73,815	98,606	Monthly
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	239,332	717,996	957,328	Monthly
Subtotal							264,123	791,811	1,055,934
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	228,314	645,359	873,673	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	28,309	84,926	113,235	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	577,567	1,648,294	2,225,861	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	162,940	488,822	651,762	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	94,385	150,811	245,196	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	314,654	576,359	891,013	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UI	8,998	11,998	20,996	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	10,249	17,081	27,330	Monthly
Subtotal (leases IFRS )							1,425,416	3,623,650	5,049,066
Total							1,689,539	4,415,461	6,105,000

As of December 31, 2019

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of Amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Financial leases obligations
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	22,133	66,397	88,530	Monthly	2.14
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	93,127	284,229	377,356	Monthly	3.95
0-E	Finca la Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	541	631	1,172	Monthly	17.00
Subtotal							115,801	351,257	467,058
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	136,913	479,330	616,243	Monthly	3.41
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	25,324	81,810	107,134	Monthly	1.64
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	492,441	1,596,693	2,089,134	Monthly	2.87
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	104,848	495,766	600,614	Monthly	4.52
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	26,841	76,616	103,457	Monthly	54.50
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	329,178	490,070	819,248	Monthly	10.00
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UI	7,875	23,626	31,501	Monthly	5.25
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	USD	3,081	1,027	4,108	Monthly	35.00
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	6,976	11,624	18,600	Monthly	13.25
Subtotal (leases IFRS )							1,133,477	3,256,562	4,390,039
Total							1,249,278	3,607,819	4,857,097
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization
							ThCh$	ThCh$	ThCh$
Financial leases obligations
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	24,195	71,884	96,079	Monthly
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	245,189	735,568	980,757	Monthly
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	541	631	1,172	Monthly
Subtotal							269,925	808,083	1,078,008
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	168,699	468,845	637,544	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	27,215	81,646	108,861	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	550,914	1,598,541	2,149,455	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	140,245	420,733	560,978	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	55,024	159,278	214,302	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	376,479	585,653	962,132	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UI	7,980	23,941	31,921	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	USD	3,092	1,031	4,123	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	7,133	11,888	19,021	Monthly
Subtotal (leases IFRS )							1,336,781	3,351,556	4,688,337
Total							1,606,706	4,159,639	5,766,345

Non-current lease liabilities

As of December 31, 2020

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Lease liabilities
79.862.750-3	CCU and subsidiaries	Chile	97.030.000-7	Suppliers of PPE	Chile	UF	191,204	32,662	-	223,866	Monthly	2.14
90.413.000-1	CCU and subsidiaries	Chile	99.012.000-5	Suppliers of PPE	Chile	UF	845,112	906,295	15,962,034	17,713,441	Monthly	3.95
Subtotal							1,036,316	938,957	15,962,034	17,937,307
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	502,315	43,817	26,094	572,226	Monthly	0.05
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	167,947	-	-	167,947	Monthly	0.01
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	2,493,765	1,608,717	473,824	4,576,306	Monthly	0.18
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	1,079,794	556,392	1,372,711	3,008,897	Monthly	0.04
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	64,341	9,357	-	73,698	Monthly	62.00
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	616,287	247,604	-	863,891	Monthly	10.00
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UI	-	-	-	-	Monthly	0.05
Subtotal (leases IFRS )							4,924,449	2,465,887	1,872,629	9,262,965
Total							5,960,765	3,404,844	17,834,663	27,200,272

(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization
							ThCh$	ThCh$	ThCh$	ThCh$
Lease liabilities
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	196,838	32,806	-	229,644	Monthly
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	1,914,654	1,914,654	21,220,756	25,050,064	Monthly
Subtotal							2,111,492	1,947,460	21,220,756	25,279,708
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	578,028	53,824	32,356	664,208	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	179,287	-	-	179,287	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	2,611,279	1,684,219	608,186	4,903,684	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	1,303,520	706,361	2,082,508	4,092,389	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	145,946	24,101	-	170,047	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	758,240	308,841	-	1,067,081	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UI	-	-	-	-	Monthly
Subtotal (leases IFRS )							5,576,300	2,777,346	2,723,050	11,076,696
Total							7,687,792	4,724,806	23,943,806	36,356,404

As of December 31, 2019

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Financial leases obligations
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	182,302	125,892	-	308,194	Monthly	2.14
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	794,931	852,210	15,993,556	17,640,697	Monthly	3.95
Subtotal							977,233	978,102	15,993,556	17,948,891
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	725,207	154,917	44,034	924,158	Monthly	3.41
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	202,592	59,089	-	261,681	Monthly	1.64
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	2,255,023	1,121,035	1,903,125	5,279,183	Monthly	2.87
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	838,782	603,084	1,839,685	3,281,551	Monthly	4.52
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	116,255	-	-	116,255	Monthly	54.50
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	355,915	26,770	-	382,685	Monthly	10.00
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UI	18,855	-	-	18,855	Monthly	5.25
Subtotal (leases IFRS )							4,512,629	1,964,895	3,786,844	10,264,368
Total							5,489,862	2,942,997	19,780,400	28,213,259

(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.
Lease liabilities at nominal value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization
							ThCh$	ThCh$	ThCh$	ThCh$
Financial leases obligations
79.862.750-3	Transportes CCU Limitada	Chile	97.030.000-7	Banco del Estado de Chile	Chile	UF	191,690	127,793	-	319,483	Monthly
90.413.000-1	Compañía Cervecerías Unidas S.A.	Chile	99.012.000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	1,961,516	1,961,516	22,720,893	26,643,925	Monthly
Subtotal							2,153,206	2,089,309	22,720,893	26,963,408
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	865,493	189,827	57,419	1,112,739	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	217,724	63,503	-	281,227	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	2,515,400	1,278,897	2,217,258	6,011,555	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	1,121,958	839,196	2,865,031	4,826,185	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	233,249	-	-	233,249	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	383,469	33,515	-	416,984	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UI	21,281	-	-	21,281	Monthly
Subtotal (leases IFRS )							5,358,574	2,404,938	5,139,708	12,903,220
Total							7,511,780	4,494,247	27,860,601	39,866,628

Below is the detail of future payments and the value of lease liabilities:

	As of December 31, 2020
	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	1,689,539	315,711	1,373,828
3 months to 1 year	4,415,461	854,650	3,560,811
Over 1 year to 3 years	7,687,792	1,727,027	5,960,765
Over 3 years to 5 years	4,724,806	1,319,962	3,404,844
Over 5 years	23,943,806	6,109,143	17,834,663
Total	42,461,404	10,326,493	32,134,911

	As of December 31, 2019
	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	1,606,706	357,428	1,249,278
3 months to 1 year	4,159,639	551,820	3,607,819
Over 1 year to 3 years	7,511,780	2,021,918	5,489,862
Over 3 years to 5 years	4,494,247	1,551,250	2,942,997
Over 5 years	27,860,601	8,080,201	19,780,400
Total	45,632,973	12,562,617	33,070,356

D) Reconciliation of liabilities arising from financing activities

	As of December 31, 2019	Cash Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Increase through new leases	Others	As of December 31, 2020
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	42,447,438	(90,753,059)	(6,116,509)	72,550,018	6,383,609	(1,118,009)	-	14,361,217	37,754,705
Bond payables	6,744,739	(5,203,248)	(5,906,271)	-	5,714,816	138,255	-	6,202,732	7,691,023
Lease liabilities	4,857,097	(6,857,420)	(641,630)	-	1,257,888	917,429	1,883,967	3,517,308	4,934,639
Total others financial liabilities current	54,049,274	(102,813,727)	(12,664,410)	72,550,018	13,356,313	(62,325)	1,883,967	24,081,257	50,380,367
Non-current
Bank borrowings	99,749,082	-	-	5,559,469	-	307,292	-	(17,464,443)	88,151,400
Bond payables	133,806,947	-	-	191,227,020	-	5,894,221	-	(6,202,732)	324,725,456
Lease liabilities	28,213,259	-	-	-	-	479,576	3,083,854	(4,576,417)	27,200,272
Total others financial liabilities non-current	261,769,288	-	-	196,786,489	-	6,681,089	3,083,854	(28,243,592)	440,077,128
Total Other financial liabilities	315,818,562	(102,813,727)	(12,664,410)	269,336,507	13,356,313	6,618,764	4,967,821	(4,162,335)	490,457,495

	As of December 31, 2018	Cash Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Increase through new leases	Others	As of December 31, 2019
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	38,160,178	(24,502,019)	(12,402,773)	25,347,785	12,639,856	532,163	-	2,672,248	42,447,438
Bond payables	4,081,175	(2,547,487)	(4,734,806)	-	4,758,356	66,887	-	5,120,614	6,744,739
Lease liabilities	365,972	(6,416,902)	(727,334)	-	1,334,118	1,421,871	7,267,645	1,611,727	4,857,097
Total others financial liabilities current	42,607,325	(33,466,408)	(17,864,913)	25,347,785	18,732,330	2,020,921	7,267,645	9,404,589	54,049,274
Non-current
Bank borrowings	75,200,804	-	-	25,641,701	-	2,105,680	-	(3,199,103)	99,749,082
Bond payables	135,281,303	-	-	-	-	3,646,258	-	(5,120,614)	133,806,947
Lease liabilities	17,546,162	-	-	-	-	464,448	11,816,542	(1,613,893)	28,213,259
Total others financial liabilities non-current	228,028,269	-	-	25,641,701	-	6,216,386	11,816,542	(9,933,610)	261,769,288
Total Other financial liabilities	270,635,594	(33,466,408)	(17,864,913)	50,989,486	18,732,330	8,237,307	19,084,187	(529,021)	315,818,562

	As of December 31, 2017	Cash Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Increase through new leases	Others	As of December 31, 2018
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$		ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	24,623,746	(93,311,712)	(7,329,217)	92,681,410	7,751,402	(2,102,985)	-	15,847,534	38,160,178
Bond payable	3,306,135	(2,737,203)	(2,911,224)	-	3,882,088	90,527	-	2,450,852	4,081,175
Lease liabilities	176,586	(1,071,050)	(1,919)	-	675,796	(56,632)	-	643,191	365,972
Total others financial liabilities current	28,106,467	(97,119,965)	(10,242,360)	92,681,410	12,309,286	(2,069,090)	-	18,941,577	42,607,325
Non-current
Bank borrowings	73,886,831	(207,714)	-	8,828,143	-	396,858	-	(7,703,314)	75,200,804
Bond payable	69,476,612	(16,408,664)	-	82,498,034	-	2,914,363	-	(3,199,042)	135,281,303
Lease liabilities	17,638,289	(6,412)	-	-	-	557,476	-	(643,191)	17,546,162
Total others financial liabilities non-current	161,001,732	(16,622,790)	-	91,326,177	-	3,868,697	-	(11,545,547)	228,028,269
Total Other financial liabilities	189,108,199	(113,742,755)	(10,242,360)	184,007,587	12,309,286	1,799,607	-	7,396,030	270,635,594